Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Summary of Property and Equipment
Property and equipment, net consists of the following:

	Estimated Useful Life (in years)	December 31,
		2022	2021
Satellites in orbit	3	$54,370	$43,716
Satellites under construction	Not applicable	22,194	10,558
Leasehold improvements	5-10	6,433	769
Other property and equipment	3-10	4,146	2,138
Total property and equipment		87,143	57,181
Less: Accumulated depreciation		(39,162)	(24,651)
Property and equipment, net		$47,981	$32,530
Information related to our property and equipment and operating lease ROU assets by geography is as follows:

	December 31,
	2022	2021
Uruguay	$43,134	$33,208
Argentina	1,346	1,250
Spain	729	791
Netherlands	9,471	—
Other countries	1,472	236
Total (1) (2) (3)	$56,152	$35,485
(1)Non-current assets include property and equipment, net and operating lease right-of-use assets.
(2)The presentation in the table above is based on the geographic location of the entity that holds the assets.
(3)We do not have any non-current assets in the country of incorporation of the holding company.